Financial Instruments - Disclosure of Outstanding Cross Currency Swap Agreements (Detail) - Cross-currency swaps [member] - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Less than 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 24,760	$ 2,707
Fair Value Liability	(3,878)	(10)
Fair Value Asset		1,165
1-2 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	6,263	39,262
Fair Value Liability	(205)	(4,837)
Fair Value Asset		3,688
2-3 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	18,428	7,022
Fair Value Liability	(927)	(265)
Fair Value Asset	567
3-4 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,853	19,474
Fair Value Liability	(12)	(842)
Fair Value Asset	24	798
5-6 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	14,446
Fair Value Asset	8,336
8-9 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	888
Fair Value Liability	(192)
9-10 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	6,907	925
Fair Value Liability		(131)
Fair Value Asset	$ 51
4-5 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		5,076
Fair Value Liability		(128)
Fair Value Asset		28
6-7 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		12,670
Fair Value Asset		9,057
10-11 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		5,476
Fair Value Asset		$ 125